Commitments and Contingencies (Details)		12 Months Ended
	Jan. 28, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) item $ / shares	Sep. 30, 2022 item
Subsidiary, Sale of Stock [Line Items]
Maximum number of demands for registration of securities | item		3	3
Granted term	45 days
Sale of Units, net of underwriting discounts (in shares) | shares	4,500,000
Underwriting cash discount per unit | $ / shares	$ 0.20	$ 0.20
Underwriter cash discount	$ 6,900,000	$ 6,900,000
Deferred fee per unit | $ / shares	$ 0.35	$ 0.35
Deferred underwriting commissions	$ 12,100,000	$ 12,075,000
Consulting agreement		$ 2,600,000
Over Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares	4,500,000